Equity (Table)	12 Months Ended
Dec. 31, 2024
Equity .
Schedule of share capital

	Ordinary shares (20¢)		Deferred shares (£1.00)		Total
	Thousand	$ million	Thousand	$ million	$ million
Authorised
At 31 December 2022	1,223,591	245	50	–	245
At 31 December 2023	1,223,591	245	50	–	245
At 31 December 2024	1,223,591	245	50	–	245
Allotted, issued and fully paid
At 1 January 2022	885,191	177	50	–	177
Share options	229	–	–	–	–
Shares cancelled	(7,770)	(2)	–	–	(2)
At 31 December 2022	877,650	175	50	–	175
Share options	23	–	–	–	–
At 31 December 2023	877,673	175	50	–	175
Share options	31	–	–	–	–
At 31 December 2024	877,704	175	50	–	175

Schedule of the capital

	2024	2023	2022
	$ million	$ million	$ million
Share capital	175	175	175
Share premium	615	615	615
Capital redemption reserve	20	20	20
Treasury shares	(66)	(94)	(118)
Retained earnings and other reserves	4,521	4,501	4,567
	5,265	5,217	5,259

Schedule of treasury shares

		Employees’
	Treasury	Share Trust	Total
	$ million	$ million	$ million
At 1 January 2023	67	51	118
Shares transferred from treasury	(13)	13	–
Shares transferred to Group beneficiaries	(1)	(23)	(24)
At 31 December 2023	53	41	94
Shares transferred to Group beneficiaries	(2)	(26)	(28)
At 31 December 2024	51	15	66

		Employees’
	Treasury	Share Trust	Total
	Number	Number	Number
	of shares	of shares	of shares
	million	million	million
At 1 January 2023	4.3	3.2	7.5
Shares transferred from treasury	(0.8)	0.8	–
Shares transferred to Group beneficiaries	(0.1)	(1.6)	(1.7)
At 31 December 2023	3.4	2.4	5.8
Shares transferred to Group beneficiaries	(0.1)	(1.5)	(1.6)
At 31 December 2024	3.3	0.9	4.2

Schedule of dividends

	2024	2023	2022
	$ million	$ million	$ million
The following dividends were declared and paid in the year:
Ordinary final of 23.1¢ for 2023 (2022: 23.1¢, 2021: 23.1¢) paid 22 May 2024	202	201	202
Ordinary interim of 14.4¢ for 2024 (2023: 14.4¢, 2022: 14.4¢) paid 8 November 2024	125	126	125
	327	327	327